Document and Entity Information	12 Months Ended
Jul. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	QUARTZ MOUNTAIN RESOURCES LTD
Entity Central Index Key	0000811522
Document Type	20-F
Document Period End Date	Jul. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	25,477,776
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation State Country Code	A1